ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE.
Schedule of accounts receivable

	June 30,	December 31,
	2024	2023
Accounts receivable	$197,278	$211,369
Allowance for CECL	(47,068)	(47,199)
Accounts receivable, net	$150,210	$164,170

Schedule of CECL rates used to calculate current expected credit losses

Age of accounts receivable	Current	31-60 days	61-90 days	91-180 days	181-365 days	Over 365 days
Historical loss rate	0.00%	0.00%	0.00%	0.00%	5.00%	20.00%
Adjustment	0.45%	0.45%	0.45%	1.33%	2.56%	5.11%
CECL rate	0.45%	0.45%	0.45%	1.33%	7.56%	25.11%